Statements of Income and Expenses - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Income:
Interest income		$ 149,929	$ 6,571	$ 19,055
Expenses:
Ongoing placement agent fees		1,613,123	2,201,751	571,137
General Partner fees		1,613,123	2,201,751	571,137
Management fees		1,278,401	1,923,032	1,984,202
Brokerage fees				4,378,408
Total expenses		4,504,647	6,326,534	7,504,884
Net investment loss		(4,354,718)	(6,319,963)	(7,485,829)
Trading Results:
Net realized gains (losses) on closed contracts		(8,560,404)	2,855,236	21,564,894
Net change in unrealized gains (losses) on open contracts		(102,999)	(4,330,138)	(859,897)
Total trading results		(8,663,403)	(1,474,902)	20,704,997
Net income (loss)		$ (13,018,121)	$ (7,794,865)	$ 13,219,168
Net income (loss) per Unit	[1]	$ (4.39)	$ (2.25)	$ 3.70
Weighted average number of Units outstanding		3,039,416.299	3,661,532.170	4,702,032.014
Ceres Tactical Currency L.P. [Member]
Investment Income:
Interest income		$ 23,934	$ 3,411	$ 2,318
Expenses:
Ongoing placement agent fees		236,538	273,887	68,155
General Partner fees		189,229	219,110	54,524
Management fees		177,400	205,415	205,572
Brokerage fees				459,790
Incentive fees (Note 4)		94,111	386,005	240,978
Total expenses		697,278	1,084,417	1,029,019
Net investment loss		(673,344)	(1,081,006)	(1,026,701)
Trading Results:
Total trading results		(500,137)	3,223,223	2,934,226
Net income (loss)		$ (1,173,481)	$ 2,142,217	$ 1,907,525
Net income (loss) per Unit	[1]	$ (1.08)	$ 1.43	$ 1.10
Weighted average number of Units outstanding		1,204,884.421	1,489,830.597	1,991,023.150
Ceres Tactical Currency L.P. [Member] | Cambridge Master Fund [Member]
Trading Results:
Net realized gains (losses) on closed contracts		$ (409,784)	$ 4,094,092	$ 2,258,243
Net change in unrealized gains (losses) on open contracts		(90,353)	(870,869)	519,476
Ceres Tactical Currency L.P. [Member] | KR Master Fund [Member]
Trading Results:
Net realized gains (losses) on closed contracts				(405,824)
Net change in unrealized gains (losses) on open contracts				562,331
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investment Income:
Interest income		20,400	3,118	7,178
Expenses:
Ongoing placement agent fees		432,230	603,212	194,376
General Partner fees		432,230	603,212	194,376
Management fees		238,151	177,872	312,606
Brokerage fees				1,724,317
Incentive fees (Note 4)				53,508
Total expenses		1,102,611	1,384,296	2,479,183
Net investment loss		(1,082,211)	(1,381,178)	(2,472,005)
Trading Results:
Total trading results		20,293	(3,760,506)	3,176,271
Net income (loss)		$ (1,061,918)	$ (5,141,684)	$ 704,266
Net income (loss) per Unit	[1]	$ (0.62)	$ (2.08)	$ (0.02)
Weighted average number of Units outstanding		1,883,921.134	2,418,049.941	3,243,727.489
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Morgan Stanley Smith Barney BHM I, LLC [Member]
Expenses:
Management fees		$ 6,470	$ 284,061
Trading Results:
Net realized gains (losses) on investment		3,559,306	21,012,914	$ 20,180,635
Net change in unrealized gains (losses) on investment		(3,894,858)	(24,341,749)	(18,299,332)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund LP [Member]
Trading Results:
Net realized gains (losses) on investment		103,332	(12,090)	11,573
Net change in unrealized gains (losses) on investment		1,156,649	(524,197)	57,061
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Pgr Master Fund Lp [Member]
Trading Results:
Net realized gains (losses) on investment		(110,881)	5,797	(26,049)
Net change in unrealized gains (losses) on investment		(793,255)	98,819	1,252,383
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Investment Income:
Interest income		150,226	14,184	17,849
Expenses:
Ongoing placement agent fees		1,605,229	2,045,080	534,640
General Partner fees		1,605,229	2,045,080	534,640
Management fees		1,244,716	1,581,367	1,431,344
Brokerage fees				4,133,321
Incentive fees (Note 4)		208,244	899,082	719,326
Total expenses		4,663,418	6,570,609	7,353,271
Net investment loss		(4,513,192)	(6,556,425)	(7,335,422)
Trading Results:
Net realized gains (losses) on closed contracts		(3,006,930)	6,387,957	22,532,708
Net change in unrealized gains (losses) on open contracts		600,852	(976,511)	(620,720)
Total trading results		(1,116,946)	6,239,846	21,773,211
Net income (loss)		$ (5,630,138)	$ (316,579)	$ 14,437,789
Net income (loss) per Unit	[1]	$ (1.36)	$ (0.12)	$ 2.52
Weighted average number of Units outstanding		4,307,665.714	5,291,205.995	6,923,660.693
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater Master Fund [Member]
Trading Results:
Net realized gains (losses) on closed contracts			$ 374,099	$ 668,573
Net change in unrealized gains (losses) on open contracts			(400,948)	$ (807,350)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR Master Fund [Member]
Trading Results:
Net realized gains (losses) on closed contracts		$ 920,443	1,803,434
Net change in unrealized gains (losses) on open contracts		$ 368,689	$ (948,185)

[1]	Represents the change in net asset value per Unit.